TRADE AND OTHER PAYABLES (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER PAYABLES
Trade payables	£ 2,754	£ 10,259
Accruals and other payables	5,042	4,986
Other taxation and social security	514
Total trade and other creditors	£ 8,310	£ 15,245